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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6352

Voya Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2015

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Capital Allocation Fund

Voya Core Equity Research Fund

Voya Corporate Leaders 100 Fund

Voya Large Cap Growth Fund

Voya Mid Cap Value Advantage Fund

Voya Small Company Fund

The schedules are not audited.

Voya Capital Allocation Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 9.3%
13,900	iShares Barclays 20+ Year Treasury Bond Fund	$1,800,467	1.0
20,859	iShares iBoxx High Yield Corporate Bond Fund	1,916,942	1.0
149,729	iShares MSCI EAFE Index Fund	9,742,866	5.3
17,730	SPDR Trust Series 1	3,735,002	2.0

	Total Exchange-Traded Funds
	(Cost $16,794,487)	17,195,277	9.3

MUTUAL FUNDS: 89.5%
	Affiliated Investment Companies: 89.5%
729,382	Voya Floating Rate Fund - Class I	7,359,460	4.0
3,130,653	Voya Global Bond Fund - Class R6	32,527,486	17.6
175,698	Voya Global Real Estate Fund - Class R6	3,716,019	2.0
1,809,135	Voya High Yield Bond Fund - Class I	14,853,001	8.0
175,930	Voya Intermediate Bond Fund - Class R6	1,794,490	1.0
1,720,430	Voya International Core Fund - Class I	16,688,173	9.0
1,261,133	Voya Large Cap Growth Fund - Class R6	19,598,006	10.6
1,409,416	Voya Large Cap Value Fund - Class R6	18,970,738	10.2
284,349	Voya MidCap Opportunities Fund - Class R6	7,458,476	4.0
1,195,632	Voya Multi-Manager Emerging Markets Equity Fund - Class I	12,841,086	6.9
1,519,676	Voya Multi-Manager International Equity Fund - Class I	17,126,754	9.2
568,492	Voya Multi-Manager Mid Cap Value Fund - Class I	7,344,913	4.0
304,248	Voya Small Company Fund - Class R6	5,479,503	3.0

	Total Mutual Funds
	(Cost $144,648,385)	165,758,105	89.5

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: 0.1%
	Other Asset-Backed Securities: 0.1%
3,882	Chase Funding Trust Series 2003-5 2A2, 0.771%, 07/25/33	$3,650	0.0
93,482	# Credit-Based Asset Servicing and Securitization, LLC, 6.020%, 12/25/37	98,456	0.1
1,631	RAMP Series 2003 - RS5 Trust, 0.791%, 06/25/33	1,460	0.0

	Total Asset-Backed Securities
	(Cost $98,993)	103,566	0.1

	Total Investments in Securities (Cost $161,541,865)	$183,056,948	98.9
	Assets in Excess of Other Liabilities	2,105,595	1.1
	Net Assets	$185,162,543	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Cost for federal income tax purposes is $162,522,394.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$23,531,583
Gross Unrealized Depreciation	(2,997,029)

Net Unrealized Appreciation	$20,534,554

Voya Capital Allocation Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$17,195,277	$–	$–	$17,195,277
Mutual Funds	165,758,105	–	–	165,758,105
Asset-Backed Securities	–	103,566	–	103,566
Total Investments, at fair value	$182,953,382	$103,566	$–	$183,056,948
Other Financial Instruments+
Futures	205,876	–	–	205,876
Total Assets	$183,159,258	$103,566	$–	$183,262,824

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 28,2015 where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 5/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Market Value at 2/28/15	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$-	$8,276,859	$(853,647)	$(63,752)	$7,359,460	$164,723	$(9,836)	$-
Voya Global Bond Fund - Class R6	35,475,556	2,135,852	(3,624,171)	(1,459,751)	32,527,486	237,923	(124,988)	-
Voya Global Real Estate Fund - Class I	3,964,474	32,601	(2,518,489)	(1,478,586)	-	31,407	11,368	-
Voya Global Real Estate Fund - Class R6	-	2,687,741	(493,326)	1,521,604	3,716,019	56,593	154,715	-
Voya High Yield Bond Fund - Class I	15,831,818	1,632,947	(2,132,778)	(478,986)	14,853,001	628,111	(34,918)	-
Voya Intermediate Bond Fund - Class R6	1,972,805	212,822	(408,159)	17,022	1,794,490	43,604	5,935	-
Voya International Core Fund - Class I	10,823,791	10,555,101	(2,687,295)	(2,003,424)	16,688,173	141,615	(168,749)	2,160,555
Voya Large Cap Growth Fund - Class R6	21,711,452	614,071	(4,643,199)	1,915,682	19,598,006	46,870	436,277	300,451
Voya Large Cap Value Fund - Class R6	21,728,181	1,912,738	(4,402,726)	(267,455)	18,970,738	322,237	158,469	1,323,752
Voya MidCap Opportunities Fund - Class R6	7,886,414	949,966	(1,337,461)	(40,443)	7,458,476	10,751	180,117	846,367
Voya Multi-Manager Emerging Markets Equity Fund - Class I	13,650,740	1,967,686	(1,850,058)	(927,282)	12,841,086	188,942	32,024	-
Voya Multi-Manager International Equity Fund - Class I	18,705,619	2,490,356	(2,416,435)	(1,652,786)	17,126,754	374,102	130,743	641,318
Voya Multi-Manager Mid Cap Value Fund - Class I	7,889,027	1,497,151	(1,169,340)	(871,925)	7,344,913	86,306	87,065	1,277,184
Voya Small Company Fund - Class R6	7,845,394	609,384	(2,187,572)	(787,703)	5,479,503	28,575	884,592	477,143
	$167,485,271	$35,575,275	$(30,724,656)	$(6,577,785)	$165,758,105	$2,361,759	$1,742,814	$7,026,770

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At February 28, 2015, the following futures contracts were outstanding for Voya Capital Allocation Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Tokyo Price Index (TOPIX)	29	03/12/15	$3,698,182	$199,635
			$3,698,182	$199,635
Short Contracts
U.S. Treasury 5-Year Note	(31)	06/30/15	(3,697,719)	6,241
			$(3,697,719)	$6,241

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya Capital Allocation Fund as of February 28, 2015 were as follows:

Derivatives not accounted for as hedging instruments

Asset Derivatives	Instrument Type	Fair Value
Equity contracts	Futures contracts	$205,876
Total Asset Derivatives		$205,876

Voya Core Equity Research Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.5%
		Consumer Discretionary: 12.8%
135,300		Coach, Inc.	$5,892,315	1.3
119,390		Comcast Corp. – Class A	7,089,378	1.6
66,013		Delphi Automotive PLC	5,204,465	1.2
60,580	@	Dish Network Corp. - Class A	4,545,923	1.0
59,580		Home Depot, Inc.	6,836,805	1.6
96,200		Kohl's Corp.	7,099,560	1.6
101,402		Macy's, Inc.	6,461,335	1.5
58,192		Nike, Inc.	5,651,607	1.3
74,070		Walt Disney Co.	7,709,206	1.7
			56,490,594	12.8

		Consumer Staples: 7.7%
159,411		Altria Group, Inc.	8,973,245	2.0
216,695		ConAgra Foods, Inc.	7,579,991	1.7
78,480		CVS Caremark Corp.	8,151,718	1.9
41,500		Dr Pepper Snapple Group, Inc.	3,269,785	0.7
96,045		Kraft Foods Group, Inc.	6,152,643	1.4
			34,127,382	7.7

		Energy: 7.8%
47,427		Anadarko Petroleum Corp.	3,994,776	0.9
36,190		EOG Resources, Inc.	3,246,967	0.7
138,240		ExxonMobil Corp.	12,239,770	2.8
55,215		Hess Corp.	4,145,542	1.0
78,135		Occidental Petroleum Corp.	6,085,154	1.4
53,100		Schlumberger Ltd.	4,468,896	1.0
			34,181,105	7.8

		Financials: 17.1%
94,561		Arthur J. Gallagher & Co.	4,443,421	1.0
106,195		Blackstone Group LP	3,978,065	0.9
121,679		Citigroup, Inc.	6,378,413	1.4
113,428		Discover Financial Services	6,916,840	1.6
114,018		Gaming and Leisure Properties, Inc.	3,859,509	0.9
332,000		Huntington Bancshares, Inc.	3,632,080	0.8
160,689		Invesco Ltd.	6,470,946	1.5
115,596		JPMorgan Chase & Co.	7,083,723	1.6
286,500		Keycorp	3,990,945	0.9
67,647		Prudential Financial, Inc.	5,469,260	1.2
147,353		Starwood Property Trust, Inc.	3,595,413	0.8
48,158		Ventas, Inc.	3,586,326	0.8
174,033		Wells Fargo & Co.	9,535,268	2.2
182,708		XL Group PLC	6,614,030	1.5
			75,554,239	17.1

		Health Care: 15.0%
48,114		Amgen, Inc.	7,588,540	1.7
117,342		Bristol-Myers Squibb Co.	7,148,475	1.6
63,215		Cardinal Health, Inc.	5,562,288	1.3
58,580	@	Gilead Sciences, Inc.	6,064,787	1.4
96,481		Medtronic PLC	7,485,961	1.7
201,200		Merck & Co., Inc.	11,778,248	2.7
353,002		Pfizer, Inc.	12,115,029	2.7
73,040		UnitedHealth Group, Inc.	8,299,535	1.9
			66,042,863	15.0

		Industrials: 9.0%
60,518		Boeing Co.	9,129,140	2.1
62,700		Deere & Co.	5,680,620	1.3
39,279		General Dynamics Corp.	5,451,140	1.2
18,104		TransDigm Group, Inc.	3,926,033	0.9
66,796		Union Pacific Corp.	8,032,887	1.8
62,091		United Technologies Corp.	7,569,514	1.7
			39,789,334	9.0

		Information Technology: 20.7%
194,822		Apple, Inc.	25,026,834	5.7
206,029		Applied Materials, Inc.	5,161,026	1.2
69,438		Automatic Data Processing, Inc.	6,168,872	1.4
406,258		Cisco Systems, Inc.	11,988,674	2.7
108,585		Fidelity National Information Services, Inc.	7,339,260	1.6
123,338		Microchip Technology, Inc.	6,323,539	1.4
359,006		Microsoft Corp.	15,742,413	3.6
182,940		Oracle Corp.	8,016,431	1.8
78,059		TE Connectivity Ltd.	5,630,396	1.3
			91,397,445	20.7

		Materials: 3.3%
87,187		International Paper Co.	4,918,219	1.1
125,767		Mosaic Co.	6,698,350	1.5
153,638		Steel Dynamics, Inc.	2,799,284	0.7
			14,415,853	3.3

		Telecommunication Services: 2.9%
134,910		CenturyLink, Inc.	5,107,692	1.2
154,073		Verizon Communications, Inc.	7,618,910	1.7
			12,726,602	2.9

		Utilities: 2.2%
41,266		Entergy Corp.	3,281,060	0.7
140,815		Southern Co.	6,447,919	1.5
			9,728,979	2.2

	Total Common Stock
	(Cost $326,228,601)		434,454,396	98.5

Voya Core Equity Research Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2015 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.5%
	Mutual Funds: 2.5%
10,865,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.070%††
	(Cost $10,865,000)	$10,865,000	2.5

	Total Short-Term Investments
	(Cost $10,865,000)	10,865,000	2.5

	Total Investments in Securities (Cost $337,093,601)	$445,319,396	101.0
	Liabilities in Excess of Other Assets	(4,205,690)	(1.0)
	Net Assets	$441,113,706	100.0

††	Rate shown is the 7-day yield as of February 28, 2015.
@	Non-income producing security.

Cost for federal income tax purposes is $337,349,576.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$111,310,815
Gross Unrealized Depreciation	(3,340,995)

Net Unrealized Appreciation	$107,969,820

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2015
Asset Table
Investments, at fair value
Common Stock*	$434,454,396	$–	$–	$434,454,396
Short-Term Investments	10,865,000	–	–	10,865,000
Total Investments, at fair value	$445,319,396	$–	$–	$445,319,396

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya Corporate Leaders 100 Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.9%
		Consumer Discretionary: 13.5%
27,698	@	Amazon.com, Inc.	$10,529,672	1.2
145,944		Comcast Corp. – Class A	8,666,155	1.0
554,265		Ford Motor Co.	9,056,690	1.0
244,839		General Motors Co.	9,134,943	1.1
82,404		Home Depot, Inc.	9,455,859	1.1
125,335		Lowe's Cos, Inc.	9,286,070	1.1
91,159		McDonald's Corp.	9,015,625	1.0
88,687		Nike, Inc.	8,613,281	1.0
105,050		Starbucks Corp.	9,820,599	1.1
113,485		Target Corp.	8,719,053	1.0
99,952		Time Warner, Inc.	8,182,071	0.9
222,139		Twenty-First Century Fox, Inc. - Class A	7,774,865	0.9
90,731		Walt Disney Co.	9,443,282	1.1
			117,698,165	13.5

		Consumer Staples: 11.1%
172,414		Altria Group, Inc.	9,705,184	1.1
200,923		Coca-Cola Co.	8,699,966	1.0
122,671		Colgate-Palmolive Co.	8,687,560	1.0
59,884		Costco Wholesale Corp.	8,800,553	1.0
88,097		CVS Caremark Corp.	9,150,636	1.0
232,076		Mondelez International, Inc.	8,571,727	1.0
89,539		PepsiCo, Inc.	8,862,570	1.0
104,143		Philip Morris International, Inc.	8,639,703	1.0
92,989		Procter & Gamble Co.	7,916,154	0.9
112,975		Walgreens Boots Alliance, Inc.	9,385,963	1.1
98,997		Wal-Mart Stores, Inc.	8,308,818	1.0
			96,728,834	11.1

		Energy: 9.6%
102,847		Anadarko Petroleum Corp.	8,662,803	1.0
136,440		Apache Corp.	8,983,209	1.0
75,966		Chevron Corp.	8,104,053	0.9
122,862		ConocoPhillips	8,010,602	0.9
140,710		Devon Energy Corp.	8,666,329	1.0
92,370		ExxonMobil Corp.	8,178,440	0.9
217,339		Halliburton Co.	9,332,536	1.1
129,685		National Oilwell Varco, Inc.	7,048,380	0.8
105,552		Occidental Petroleum Corp.	8,220,390	1.0
99,398		Schlumberger Ltd.	8,365,336	1.0
			83,572,078	9.6

		Financials: 14.1%
152,038		American International Group, Inc.	8,412,263	1.0
121,115		Allstate Corp.	8,550,719	1.0
91,141		American Express Co.	7,436,194	0.8
473,863		Bank of America Corp.	7,491,774	0.9
209,393		Bank of New York Mellon Corp.	8,195,642	0.9
56,497	@	Berkshire Hathaway, Inc. – Class B	8,328,223	0.9
103,134		Capital One Financial Corp.	8,117,677	0.9
156,669		Citigroup, Inc.	8,212,589	0.9
43,909		Goldman Sachs Group, Inc.	8,333,489	1.0
136,053		JPMorgan Chase & Co.	8,337,328	1.0
156,495		Metlife, Inc.	7,954,641	0.9
220,292		Morgan Stanley	7,884,251	0.9
46,314		Simon Property Group, Inc.	8,816,333	1.0
188,576		US Bancorp	8,412,375	1.0
155,028		Wells Fargo & Co.	8,493,984	1.0
			122,977,482	14.1

		Health Care: 13.2%
188,036		Abbott Laboratories	8,907,265	1.0
129,588		AbbVie, Inc.	7,840,074	0.9
53,494		Amgen, Inc.	8,437,074	1.0
116,073		Baxter International, Inc.	8,026,448	0.9
25,117	@	Biogen Idec, Inc.	10,287,672	1.2
144,666		Bristol-Myers Squibb Co.	8,813,053	1.0
123,375		Eli Lilly & Co.	8,657,224	1.0
90,180	@	Gilead Sciences, Inc.	9,336,335	1.1
81,553		Johnson & Johnson	8,359,998	0.9
117,586		Medtronic PLC	9,123,498	1.0
149,034		Merck & Co., Inc.	8,724,450	1.0
273,782		Pfizer, Inc.	9,396,198	1.1
83,538		UnitedHealth Group, Inc.	9,492,423	1.1
			115,401,712	13.2

		Industrials: 13.8%
51,815		3M Co.	8,738,600	1.0
65,178		Boeing Co.	9,832,101	1.1
92,796		Caterpillar, Inc.	7,692,788	0.9
137,754		Emerson Electric Co.	7,978,712	0.9
49,104		FedEx Corp.	8,690,426	1.0
61,541		General Dynamics Corp.	8,540,660	1.0
335,990		General Electric Co.	8,732,380	1.0
85,306		Honeywell International, Inc.	8,767,751	1.0
43,974		Lockheed Martin Corp.	8,796,999	1.0
77,533		Norfolk Southern Corp.	8,463,502	1.0
78,198		Raytheon Co.	8,505,596	1.0
71,455		Union Pacific Corp.	8,593,178	1.0
76,622		United Parcel Service, Inc. - Class B	7,794,756	0.9
73,946		United Technologies Corp.	9,014,757	1.0
			120,142,206	13.8

		Information Technology: 15.8%
95,266		Accenture PLC	8,576,798	1.0
76,360		Apple, Inc.	9,809,206	1.1
302,935		Cisco Systems, Inc.	8,939,612	1.0
150,165	@	eBay, Inc.	8,696,055	1.0
284,952		EMC Corp.	8,246,511	1.0
108,456	@	Facebook, Inc.	8,564,770	1.0
16,209	@	Google, Inc. - Class C	9,051,106	1.0
210,989		Hewlett-Packard Co.	7,350,857	0.8

Voya Corporate Leaders 100 Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2015 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
53,688	International Business Machines Corp.	$8,694,235	1.0
233,714	Intel Corp.	7,770,990	0.9
98,794	Mastercard, Inc.	8,904,303	1.0
182,720	Microsoft Corp.	8,012,272	0.9
189,489	Oracle Corp.	8,303,408	1.0
114,527	Qualcomm, Inc.	8,304,353	1.0
159,309	Texas Instruments, Inc.	9,367,369	1.1
32,484	Visa, Inc.	8,813,234	1.0
		137,405,079	15.8

	Materials: 4.0%
186,488	Dow Chemical Co.	9,182,669	1.1
115,187	EI Du Pont de Nemours & Co.	8,967,308	1.0
364,343	Freeport-McMoRan, Inc.	7,880,739	0.9
70,945	Monsanto Co.	8,543,907	1.0
		34,574,623	4.0

	Telecommunication Services: 2.0%
252,094	AT&T, Inc.	8,712,369	1.0
181,523	Verizon Communications, Inc.	8,976,312	1.0
		17,688,681	2.0

	Utilities: 1.8%
225,493	Exelon Corp.	7,648,722	0.9
172,625	Southern Co.	7,904,499	0.9
		15,553,221	1.8

	Total Common Stock
	(Cost $629,489,398)	861,742,081	98.9

SHORT-TERM INVESTMENTS: 1.1%
	Mutual Funds: 1.1%
9,486,068	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.070%††
	(Cost $9,486,068)	9,486,068	1.1

	Total Short-Term Investments
	(Cost $9,486,068)	9,486,068	1.1

	Total Investments in Securities (Cost $638,975,466)	$871,228,149	100.0
	Assets in Excess of Other Liabilities	350,691	–
	Net Assets	$871,578,840	100.0

††	Rate shown is the 7-day yield as of February 28, 2015.
@	Non-income producing security.

Cost for federal income tax purposes is $650,904,683.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$234,697,597
Gross Unrealized Depreciation	(14,374,131)

Net Unrealized Appreciation	$220,323,466

Voya Corporate Leaders 100 Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2015
Asset Table
Investments, at fair value
Common Stock*	$861,742,081	$–	$–	$861,742,081
Short-Term Investments	9,486,068	–	–	9,486,068
Total Investments, at fair value	$871,228,149	$–	$–	$871,228,149
Other Financial Instruments+
Futures	261,787	–	–	261,787
Total Assets	$871,489,936	$–	$–	$871,489,936

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At February 28, 2015, the following futures contracts were outstanding for Voya Corporate Leaders 100 Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	61	03/20/15	$6,413,540	$261,787
			$6,413,540	$261,787

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya Corporate Leaders 100 Fund as of February 28, 2015 were as follows:

Derivatives not accounted for as hedging instruments

Asset Derivatives	Instrument Type	Fair Value
Equity contracts	Futures contracts	$261,787
Total Asset Derivatives		$261,787

Voya Large Cap Growth Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.1%
		Consumer Discretionary: 20.3%
18,109	@	Amazon.com, Inc.	$6,884,318	2.2
5,365	@	Chipotle Mexican Grill, Inc.	3,567,564	1.2
46,983		Coach, Inc.	2,046,110	0.7
124,753		Comcast Corp. – Class A	7,407,833	2.4
67,282	@	Dish Network Corp. - Class A	5,048,841	1.6
144,609	@	Hilton Worldwide Holdings, Inc.	4,088,096	1.3
89,852		Home Depot, Inc.	10,310,517	3.3
47,449		Kohl's Corp.	3,501,736	1.1
33,448	@	Lululemon Athletica, Inc.	2,289,181	0.7
46,065		Macy's, Inc.	2,935,262	1.0
45,146		Nike, Inc.	4,384,580	1.4
32,189	@	Ulta Salon Cosmetics & Fragrance, Inc.	4,530,924	1.5
56,101		Walt Disney Co.	5,838,992	1.9
			62,833,954	20.3

		Consumer Staples: 10.4%
36,261		Church & Dwight Co., Inc.	3,087,262	1.0
42,712		Costco Wholesale Corp.	6,276,955	2.0
58,861		CVS Caremark Corp.	6,113,892	2.0
14,708		Hershey Co.	1,526,396	0.5
36,166		Mead Johnson Nutrition Co.	3,788,750	1.2
30,276	@	Monster Beverage Corp.	4,272,549	1.4
71,717		PepsiCo, Inc.	7,098,549	2.3
			32,164,353	10.4

		Energy: 4.2%
34,075		Anadarko Petroleum Corp.	2,870,137	0.9
58,553	@	Cameron International Corp.	2,756,675	0.9
22,395	@	Concho Resources, Inc.	2,439,264	0.8
29,353		EOG Resources, Inc.	2,633,551	0.8
29,227		EQT Corp.	2,332,607	0.8
			13,032,234	4.2

		Financials: 5.8%
34,775		Ameriprise Financial, Inc.	4,646,983	1.5
31,682		Aon PLC	3,179,606	1.0
14,310		Blackrock, Inc.	5,315,020	1.7
20,662		Intercontinental Exchange, Inc.	4,863,008	1.6
			18,004,617	5.8

		Health Care: 12.9%
19,191	@	Actavis PLC	5,591,490	1.8
23,607	@	Alexion Pharmaceuticals, Inc.	4,257,995	1.4
27,048		Allergan, Inc.	6,295,151	2.0
64,318		Bristol-Myers Squibb Co.	3,918,253	1.3
37,935		Celgene Corp.	4,610,240	1.5
69,776	@	Gilead Sciences, Inc.	7,223,909	2.3
25,714		McKesson Corp.	5,880,792	1.9
32,678		St. Jude Medical, Inc.	2,178,969	0.7
			39,956,799	12.9

		Industrials: 11.3%
66,083		Ametek, Inc.	3,511,651	1.1
46,159		Danaher Corp.	4,028,757	1.3
76,043		Delta Airlines, Inc.	3,385,434	1.1
56,983		Ingersoll-Rand PLC - Class A	3,828,688	1.2
31,640		Paccar, Inc.	2,026,542	0.7
25,191		Roper Industries, Inc.	4,221,256	1.4
69,009		Textron, Inc.	3,057,789	1.0
83,699		Tyco International Plc	3,533,772	1.1
52,358		Union Pacific Corp.	6,296,573	2.0
17,824	@	Wesco International, Inc.	1,237,520	0.4
			35,127,982	11.3

		Information Technology: 29.5%
171,381		Apple, Inc.	22,015,603	7.1
91,511		Cognizant Technology Solutions Corp.	5,718,065	1.9
84,755	@	Electronic Arts, Inc.	4,846,291	1.6
83,496	@	Facebook, Inc.	6,593,679	2.1
109,965	@	Freescale Semiconductor Holdings Ltd.	3,970,836	1.3
12,376		Google, Inc. - Class A	6,963,109	2.3
3,089	@	Google, Inc. - Class C	1,724,898	0.6
57,503		Intuit, Inc.	5,614,018	1.8
66,176		Mastercard, Inc.	5,964,443	1.9
226,345		Microsoft Corp.	9,925,228	3.2
166,460		Oracle Corp.	7,294,277	2.4
28,039	@	Red Hat, Inc.	1,938,056	0.6
20,850		Visa, Inc.	5,656,813	1.8
33,988	@	VMware, Inc.	2,891,359	0.9
			91,116,675	29.5

		Materials: 3.7%
45,273	@	Crown Holdings, Inc.	2,399,469	0.8
42,430		Eastman Chemical Co.	3,159,338	1.0
41,974		Packaging Corp. of America	3,477,966	1.1
8,140		Sherwin-Williams Co.	2,321,528	0.8
			11,358,301	3.7

	Total Common Stock
	(Cost $249,699,391)		303,594,915	98.1

SHORT-TERM INVESTMENTS: 1.4%
		Mutual Funds: 1.4%
4,201,000		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.070%††
		(Cost $4,201,000)	4,201,000	1.4

	Total Short-Term Investments
	(Cost $4,201,000)		4,201,000	1.4

Voya Large Cap Growth Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2015 (Unaudited) (Continued)

Total Investments in Securities (Cost $253,900,391)	$307,795,915	99.5
Assets in Excess of Other Liabilities	1,486,034	0.5
Net Assets	$309,281,949	100.0

††	Rate shown is the 7-day yield as of February 28, 2015.
@	Non-income producing security.

Cost for federal income tax purposes is $255,383,072.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$56,293,559
Gross Unrealized Depreciation	(3,880,716)

Net Unrealized Appreciation	$52,412,843

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 28, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2015
Asset Table
Investments, at fair value
Common Stock*	$303,594,915	$–	$–	$303,594,915
Short-Term Investments	4,201,000	–	–	4,201,000
Total Investments, at fair value	$307,795,915	$–	$–	$307,795,915

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya Mid Cap Value Advantage Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.4%
		Consumer Discretionary: 9.8%
40,800		Brinker International, Inc.	$2,425,968	1.2
76,439		Coach, Inc.	3,328,919	1.7
26,560		Delphi Automotive PLC	2,093,990	1.0
22,569		DineEquity, Inc.	2,449,414	1.2
52,200		Kohl's Corp.	3,852,360	1.9
58,399		Macy's, Inc.	3,721,184	1.8
12,694		Polaris Industries, Inc.	1,946,371	1.0
			19,818,206	9.8

		Consumer Staples: 4.0%
99,239		ConAgra Foods, Inc.	3,471,381	1.7
25,385		Dr Pepper Snapple Group, Inc.	2,000,084	1.0
32,836		Molson Coors Brewing Co.	2,491,924	1.3
			7,963,389	4.0

		Energy: 2.9%
71,365		Consol Energy, Inc.	2,297,953	1.1
33,872		Devon Energy Corp.	2,086,176	1.0
83,106		Patterson-UTI Energy, Inc.	1,552,836	0.8
			5,936,965	2.9

		Financials: 32.5%
21,645		Ameriprise Financial, Inc.	2,892,421	1.4
53,343		Arthur J. Gallagher & Co.	2,506,588	1.2
69,323		BankUnited, Inc.	2,246,759	1.1
70,447		Carlyle Group L.P.	1,821,055	0.9
73,880		Corporate Office Properties Trust SBI MD	2,172,072	1.1
49,937		DCT Industrial Trust, Inc.	1,801,727	0.9
34,917		Discover Financial Services	2,129,239	1.1
55,438		First Republic Bank	3,159,966	1.6
81,206		FNF Group	2,981,884	1.5
40,839		Gaming and Leisure Properties, Inc.	1,382,400	0.7
84,518		Hartford Financial Services Group, Inc.	3,461,857	1.7
47,723		HCC Insurance Holdings, Inc.	2,666,761	1.3
36,906		Highwoods Properties, Inc.	1,683,283	0.8
122,720		Host Hotels & Resorts, Inc.	2,577,120	1.3
285,900		Huntington Bancshares, Inc.	3,127,746	1.6
91,785		Invesco Ltd.	3,696,182	1.8
240,539		Keycorp	3,350,708	1.7
137,521		Navient Corp.	2,942,950	1.5
61,289		PacWest Bancorp	2,809,181	1.4
85,182		ProLogis, Inc.	3,638,123	1.8
22,430		SL Green Realty Corp.	2,847,040	1.4
129,723		Starwood Property Trust, Inc.	3,165,241	1.6
46,952		The Geo Group, Inc.	2,025,979	1.0
58,422		Validus Holdings Ltd.	2,432,692	1.2
24,949		Ventas, Inc.	1,857,952	0.9
			65,376,926	32.5

		Health Care: 10.4%
55,745		Cardinal Health, Inc.	4,905,002	2.4
47,263		Cigna Corp.	5,748,599	2.9
45,943	@	Community Health Systems, Inc.	2,229,154	1.1
44,817		Healthsouth Corp.	1,947,747	1.0
155,729		Select Medical Holdings Corp.	2,111,685	1.0
33,794		Zimmer Holdings, Inc.	4,068,460	2.0
			21,010,647	10.4

		Industrials: 9.2%
58,410		Fortune Brands Home & Security, Inc.	2,705,551	1.4
21,134		Hubbell, Inc.	2,405,049	1.2
56,833		KAR Auction Services, Inc.	2,072,700	1.0
34,407		Lincoln Electric Holdings, Inc.	2,375,459	1.2
197,340		Mueller Water Products, Inc.	1,807,635	0.9
22,768		Pall Corp.	2,295,242	1.1
13,681		Roper Industries, Inc.	2,292,525	1.1
12,050		TransDigm Group, Inc.	2,613,163	1.3
			18,567,324	9.2

		Information Technology: 10.7%
121,370		Applied Materials, Inc.	3,040,318	1.5
224,257		Brocade Communications Systems, Inc.	2,778,544	1.4
65,954		Fidelity National Information Services, Inc.	4,457,831	2.2
45,300		Microchip Technology, Inc.	2,322,531	1.1
44,922		TE Connectivity Ltd.	3,240,224	1.6
77,082	@	Vantiv, Inc.	2,851,263	1.4
27,362		Western Digital Corp.	2,927,187	1.5
			21,617,898	10.7

		Materials: 6.6%
39,052		Albemarle Corp.	2,209,172	1.1
57,825		International Paper Co.	3,261,908	1.6
49,500		Mosaic Co.	2,636,370	1.3
38,255		Packaging Corp. of America	3,169,809	1.6
109,394		Steel Dynamics, Inc.	1,993,159	1.0
			13,270,418	6.6

		Telecommunication Services: 1.8%
443,595		Frontier Communications Corp.	3,539,888	1.8

		Utilities: 10.5%
185,713		Centerpoint Energy, Inc.	3,860,973	1.9

Voya Mid Cap Value Advantage Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2015 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
45,000	Consolidated Edison, Inc.	$2,841,300	1.4
53,261	DTE Energy Co.	4,369,000	2.2
80,452	El Paso Electric Co.	3,042,695	1.5
47,309	Entergy Corp.	3,761,538	1.9
49,998	Pinnacle West Capital Corp.	3,203,872	1.6
		21,079,378	10.5

	Total Common Stock
	(Cost $177,032,036)	198,181,039	98.4

SHORT-TERM INVESTMENTS: 2.5%
	Mutual Funds: 2.5%
5,056,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.070%††
	(Cost $5,056,000)	5,056,000	2.5

	Total Short-Term Investments
	(Cost $5,056,000)	5,056,000	2.5

	Total Investments in Securities (Cost $182,088,036)	$203,237,039	100.9
	Liabilities in Excess of Other Assets	(1,842,137)	(0.9)
	Net Assets	$201,394,902	100.0

††	Rate shown is the 7-day yield as of February 28, 2015.
@	Non-income producing security.

Cost for federal income tax purposes is $182,513,205.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$24,319,373
Gross Unrealized Depreciation	(3,595,539)

Net Unrealized Appreciation	$20,723,834

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2015
Asset Table
Investments, at fair value
Common Stock*	$198,181,039	$–	$–	$198,181,039
Short-Term Investments	5,056,000	–	–	5,056,000
Total Investments, at fair value	$203,237,039	$–	$–	$203,237,039

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya Small Company Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.1%
		Consumer Discretionary: 13.9%
102,100		AMC Entertainment Holdings, Inc.	$3,510,198	0.6
358,200	@	Belmond Ltd	4,380,786	0.7
95,400		Cheesecake Factory	4,533,408	0.8
74,300		Childrens Place Retail Stores, Inc.	4,234,357	0.7
98,513	@	Dave & Buster's Entertainment, Inc.	3,073,606	0.5
112,667	@	Express, Inc.	1,557,058	0.3
187,300		Finish Line, Inc.	4,585,104	0.8
76,300	@	Hibbett Sporting Goods, Inc.	3,731,833	0.6
102,698	@	Imax Corp.	3,591,349	0.6
55,600		Jack in the Box, Inc.	5,375,964	0.9
164,000	@	La Quinta Holdings, Inc.	3,642,440	0.6
170,730		La-Z-Boy, Inc.	4,259,713	0.7
66,473	@	Life Time Fitness, Inc.	3,842,139	0.7
84,719		Monro Muffler Brake, Inc.	5,357,630	0.9
60,290		Papa John's International, Inc.	3,728,334	0.6
181,332		Pier 1 Imports, Inc.	2,186,864	0.4
51,315		Pool Corp.	3,549,458	0.6
121,400	@	Sally Beauty Holdings, Inc.	4,069,328	0.7
64,300	L	Sturm Ruger & Co., Inc.	3,341,028	0.6
49,500		Vail Resorts, Inc.	4,346,595	0.7
168,700		Wolverine World Wide, Inc.	5,155,472	0.9
			82,052,664	13.9

		Consumer Staples: 2.0%
44,780		Casey's General Stores, Inc.	3,929,445	0.7
191,800		Flowers Foods, Inc.	4,150,552	0.7
107,400		Pinnacle Foods, Inc.	3,898,620	0.6
			11,978,617	2.0

		Energy: 4.0%
253,100	@	Bill Barrett Corp.	2,541,124	0.4
95,050	@	Carrizo Oil & Gas, Inc.	4,523,430	0.8
279,900	@	Cloud Peak Energy, Inc.	2,320,371	0.4
24,350	@	Dril-Quip, Inc.	1,769,271	0.3
300,900		Energy XXI Bermuda Ltd.	1,429,275	0.3
609,400	@	Key Energy Services, Inc.	1,249,270	0.2
341,800	L	Nordic American Tankers Ltd.	3,496,614	0.6
564,900	@	Petroquest Energy, Inc.	1,649,508	0.3
110,400	@	Rosetta Resources, Inc.	1,957,392	0.3
84,680	@	Unit Corp.	2,586,127	0.4
			23,522,382	4.0

		Financials: 23.8%
196,400		Colony Financial, Inc.	4,951,244	0.8
149,509		CubeSmart	3,468,609	0.6
96,500		CyrusOne, Inc.	2,867,980	0.5
147,341		DCT Industrial Trust, Inc.	5,316,063	0.9
102,340	@	Easterly Government Properties, Inc.	1,647,674	0.3
122,429	@	Encore Capital Group, Inc.	4,893,487	0.8
89,379		Evercore Partners, Inc.	4,578,886	0.8
154,363		First American Financial Corp.	5,407,336	0.9
165,489		FirstMerit Corp.	3,003,625	0.5
135,000		Great Western Bancorp, Inc.	3,105,000	0.5
113,300		Highwoods Properties, Inc.	5,167,613	0.9
35,600		Infinity Property & Casualty Corp.	2,760,780	0.5
73,700		Kennedy-Wilson Holdings, Inc.	1,972,212	0.3
138,010		LaSalle Hotel Properties	5,371,349	0.9
46,211		MarketAxess Holdings, Inc.	3,677,933	0.6
180,300		MB Financial, Inc.	5,623,557	1.0
61,900		Nelnet, Inc.	2,885,778	0.5
100,100		PacWest Bancorp	4,588,084	0.8
44,154		Primerica, Inc.	2,328,682	0.4
88,600		PrivateBancorp, Inc.	3,077,078	0.5
55,722		ProAssurance Corp.	2,506,933	0.4
91,009		Prosperity Bancshares, Inc.	4,707,896	0.8
40,433		QTS Realty Trust, Inc.	1,447,906	0.2
309,300		Radian Group, Inc.	4,890,033	0.8
157,121		Redwood Trust, Inc.	3,004,154	0.5
144,500		Selective Insurance Group	3,934,735	0.7
35,106	@	Signature Bank	4,330,325	0.7
82,200		South State Corp.	5,550,966	0.9
70,591	@	Springleaf Holdings, Inc.	2,714,224	0.5
37,111	@	Square 1 Financial, Inc.	1,027,232	0.2
209,500		Starwood Property Trust, Inc.	5,111,800	0.9
245,500		Sterling Bancorp/DE	3,368,260	0.6
54,185	@	Stifel Financial Corp.	2,967,712	0.5
90,800		Susquehanna Bancshares, Inc.	1,217,628	0.2
40,892	@	SVB Financial Group	5,025,627	0.9
207,340		Talmer Bancorp, Inc.	2,929,714	0.5
140,700		Urban Edge Properties	3,368,358	0.6
3,570		Virtus Investment Partners, Inc.	471,133	0.1
144,600		Webster Financial Corp.	4,993,038	0.8
			140,260,644	23.8

		Health Care: 11.0%
52,576	@	Acorda Therapeutics, Inc.	1,779,172	0.3
52,200	@	Aerie Pharmaceuticals, Inc.	1,467,864	0.2
121,700	@	AMN Healthcare Services, Inc.	2,745,552	0.5
56,985	@	Amsurg Corp.	3,424,798	0.6
67,050	@	Charles River Laboratories International, Inc.	5,140,723	0.9

Voya Small Company Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
102,200	@	Envision Healthcare Holdings, Inc.	$3,742,564	0.6
92,700	@	Greatbatch, Inc.	4,926,078	0.8
49,672	@	Haemonetics Corp.	2,208,417	0.4
148,500	@,L	Halozyme Therapeutics, Inc.	2,237,895	0.4
146,010		Healthsouth Corp.	6,345,595	1.1
62,376		Hill-Rom Holdings, Inc.	2,989,058	0.5
41,223	@	Impax Laboratories, Inc.	1,660,875	0.3
34,800	@	Isis Pharmaceuticals, Inc.	2,385,888	0.4
101,700	@	Masimo Corp.	2,997,099	0.5
61,666	@	Medicines Co.	1,773,822	0.3
51,944	@	Mednax, Inc.	3,712,438	0.6
83,771	@	Nektar Therapeutics	1,094,887	0.2
99,234		Owens & Minor, Inc.	3,538,684	0.6
71,634		Steris Corp.	4,621,826	0.8
76,300	@	Thoratec Corp.	3,106,936	0.5
34,300	@	WellCare Health Plans, Inc.	3,114,783	0.5
			65,014,954	11.0

		Industrials: 17.9%
174,700		Actuant Corp.	4,444,368	0.8
101,160	@	Atlas Air Worldwide Holdings, Inc.	4,587,606	0.8
135,300		Barnes Group, Inc.	5,414,706	0.9
125,100	@	Beacon Roofing Supply, Inc.	3,755,502	0.6
339,000	@	Blount International, Inc.	5,624,010	1.0
202,900		Brady Corp.	5,470,184	0.9
81,000		Clarcor, Inc.	5,330,610	0.9
59,500		Curtiss-Wright Corp.	4,318,510	0.7
75,010		Forward Air Corp.	4,013,035	0.7
152,460		Healthcare Services Group, Inc.	5,118,082	0.9
197,300		Heartland Express, Inc.	4,966,041	0.8
83,200	@	HUB Group, Inc.	3,358,784	0.6
131,100		KAR Auction Services, Inc.	4,781,217	0.8
126,600	@	On Assignment, Inc.	4,837,386	0.8
75,970		Orbital ATK, Inc.	5,035,292	0.9
54,559		Regal-Beloit Corp.	4,252,329	0.7
87,572		Resources Connection, Inc.	1,551,776	0.3
39,600	@	Teledyne Technologies, Inc.	3,992,868	0.7
135,000		Tetra Tech, Inc.	3,433,050	0.6
72,596		Toro Co.	4,911,119	0.8
78,800		Universal Forest Products, Inc.	4,259,140	0.7
57,300		Waste Connections, Inc.	2,691,381	0.5
91,400		Watts Water Technologies, Inc.	5,025,172	0.8
84,300		Woodward, Inc.	4,092,765	0.7
			105,264,933	17.9

		Information Technology: 16.9%
126,900	@	Advanced Energy Industries, Inc.	3,378,078	0.6
75,400		Advent Software, Inc.	3,330,418	0.6
15,177	@	Ansys, Inc.	1,304,767	0.2
110,772	@	Bankrate, Inc.	1,413,451	0.2
20,754	@	Blackhawk Network Holdings, Inc.	768,728	0.1
31,400	@	Bottomline Technologies, Inc.	831,472	0.2
34,670	@	CACI International, Inc.	3,026,344	0.5
157,332	@	Cardtronics, Inc.	5,756,778	1.0
109,800	@	Commvault Systems, Inc.	5,300,046	0.9
151,300	@	Cornerstone OnDemand, Inc.	4,836,304	0.8
201,286		EVERTEC, Inc.	4,196,813	0.7
73,500		Flir Systems, Inc.	2,372,580	0.4
94,200		j2 Global, Inc.	6,334,950	1.1
44,500		Littelfuse, Inc.	4,464,240	0.8
187,500	@	Microsemi Corp.	6,045,000	1.0
72,000		MKS Instruments, Inc.	2,545,920	0.4
104,100	@	Netgear, Inc.	3,356,184	0.6
84,700		Plantronics, Inc.	4,272,268	0.7
101,567	@	Plexus Corp.	4,088,072	0.7
258,000	@	Polycom, Inc.	3,565,560	0.6
129,900	@	Q2 Holdings, Inc.	2,573,319	0.4
193,900	@	QLIK Technologies, Inc.	6,290,116	1.1
103,300	@	Rofin-Sinar Technologies, Inc.	2,476,101	0.4
92,100	@	Semtech Corp.	2,664,453	0.5
34,400	@	Ultimate Software Group, Inc.	5,663,788	1.0
120,100	@	Veeco Instruments, Inc.	3,661,849	0.6
44,700	@	WEX, Inc.	4,782,453	0.8
			99,300,052	16.9

		Materials: 4.6%
26,370		Carpenter Technology Corp.	1,117,033	0.2
301,900		Commercial Metals Co.	4,543,595	0.8
138,100		HB Fuller Co.	6,173,070	1.0
71,300		Minerals Technologies, Inc.	5,221,299	0.9
48,600		Olin Corp.	1,362,744	0.2
607,300	@	Thompson Creek Metals Co., Inc.	965,607	0.2
125,500		Worthington Industries, Inc.	3,388,500	0.6
267,900		Zep, Inc.	4,455,177	0.7
			27,227,025	4.6

		Utilities: 2.0%
115,800		El Paso Electric Co.	4,379,556	0.7
28,058		Idacorp, Inc.	1,756,992	0.3
69,627		ONE Gas, Inc.	2,897,180	0.5
79,200		Portland General Electric Co.	2,953,368	0.5
			11,987,096	2.0

	Total Common Stock
	(Cost $472,248,294)		566,608,367	96.1

Voya Small Company Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2015 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 1.5%
74,500	iShares Russell 2000 Index Fund	$9,129,975	1.5

	Total Exchange-Traded Funds
	(Cost $7,017,796)	9,129,975	1.5

	Total Long-Term Investments
	(Cost $479,266,090)	575,738,342	97.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.5%
	Securities Lending Collateralcc: 1.1%
326,467	Bank of Nova Scotia, Repurchase Agreement dated 02/27/15, 0.06%, due 03/02/15 (Repurchase Amount $326,469, collateralized by various U.S. Government Securities, 0.000%-8.125%, Market Value plus accrued interest $332,998, due 03/05/15-02/15/45)	$326,467	0.0
1,550,782	Daiwa Capital Markets, Repurchase Agreement dated 02/27/15, 0.09%, due 03/02/15 (Repurchase Amount $1,550,793, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,581,798, due 08/27/15-03/01/48)	1,550,782	0.3
1,550,782	Merrill Lynch & Co., Inc., Repurchase Agreement dated 02/27/15, 0.08%, due 03/02/15 (Repurchase Amount $1,550,792, collateralized by various U.S. Government Agency Obligations, 1.922%-4.500%, Market Value plus accrued interest $1,581,798, due 12/01/27-02/01/45)	1,550,782	0.3
1,550,782	Millenium Fixed Income Ltd., Repurchase Agreement dated 02/27/15, 0.12%, due 03/02/15 (Repurchase Amount $1,550,797, collateralized by various U.S. Government Securities, 0.875%-3.125%, Market Value plus accrued interest $1,581,798, due 08/15/17-02/15/42)	1,550,782	0.2
1,550,782	Nomura Securities, Repurchase Agreement dated 02/27/15, 0.08%, due 03/02/15 (Repurchase Amount $1,550,792, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $1,581,798, due 03/09/15-05/01/47)	1,550,782	0.3
		6,529,595	1.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.4%
13,877,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.070%††
	(Cost $13,877,000)	13,877,000	2.4

	Total Short-Term Investments
	(Cost $20,406,595)	20,406,595	3.5

	Total Investments in Securities (Cost $499,672,685)	$596,144,937	101.1
	Liabilities in Excess of Other Assets	(6,277,367)	(1.1)
	Net Assets	$589,867,570	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of February 28, 2015.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at February 28, 2015.

Voya Small Company Fund	PORTFOLIO OF INVESTMENTS as of February 28, 2015 (Unaudited) (Continued)

Cost for federal income tax purposes is $499,713,332.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$124,436,767
Gross Unrealized Depreciation	(28,005,162)

Net Unrealized Appreciation	$96,431,605

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2015
Asset Table
Investments, at fair value
Common Stock*	$566,608,367	$–	$–	$566,608,367
Exchange-Traded Funds	9,129,975	–	–	9,129,975
Short-Term Investments	13,877,000	6,529,595	–	20,406,595
Total Investments, at fair value	$589,615,342	$6,529,595	$–	$596,144,937

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Series Fund, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	April 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	April 23, 2015

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	April 23, 2015